Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jan. 01, 2018	Jan. 01, 2017
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	The Group's activities are organised into three financial reporting segments: Retail; Commercial Banking; and Insurance and Wealth
Net interest income	£ 6,007	£ 5,710	£ 5,202
Total underlying income, net of insurance claims	9,571	9,360	9,299
Profit (loss) before tax	3,117	2,731	2,894
Segment external assets	829,779	812,109		£ 811,182	£ 811,182
Customer deposits	421,609	418,124		418,124	418,124
Segment external liabilities	781,236	762,966		£ 763,230	£ 763,230
Insurance grossing adjustment
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	(244)	(572)	(608)
Other income, net of insurance claims	321	696	660
Total underlying income, net of insurance claims	77	124	52
Market volatility and asset sales
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	54	36	20
Other income, net of insurance claims	128	107	96
Total underlying income, net of insurance claims	182	143	116
Profit (loss) before tax	34	143	136
Amortisation of purchased intangibles
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Profit (loss) before tax	(53)	(53)	(38)
Restructuring costs
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Profit (loss) before tax	(377)	(300)	(321)
Fair Value Unwind And Other Items
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	(147)	(149)	(135)
Other income, net of insurance claims	(9)	(10)	(7)
Total underlying income, net of insurance claims	(156)	(159)	(142)
Profit (loss) before tax	(171)	(135)	(135)
Payment Protection Insurance Provision
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Profit (loss) before tax	(550)	(600)	(700)
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	6,007	5,710	5,202
Other income, net of insurance claims	3,564	3,650	4,097
Total underlying income, net of insurance claims	9,571	9,360	9,299
Profit (loss) before tax	3,117	2,731	2,894
Operating segments [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Segment external assets	829,779	812,109
Customer deposits	421,609	418,124
Segment external liabilities	781,236	762,966
Operating segments [member] | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	6,344	6,395	5,925
Other income, net of insurance claims	3,124	2,857	3,348
Total underlying income, net of insurance claims	9,468	9,252	9,273
Profit (loss) before tax	4,234	3,676	3,952
External income	9,468	9,252	9,273
Operating segments [member] | Retail
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Segment external assets	350,505	350,219
Customer deposits	254,608	253,127
Segment external liabilities	262,547	258,612
Operating segments [member] | Retail | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	4,514	4,524	4,182
Other income, net of insurance claims	1,089	1,073	1,148
Total underlying income, net of insurance claims	5,603	5,597	5,330
Profit (loss) before tax	2,164	1,868	1,902
External income	6,436	6,478	6,204
Inter-segment income	(833)	(881)	(874)
Operating segments [member] | Commercial Banking
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Segment external assets	172,322	177,808
Customer deposits	148,531	148,313
Segment external liabilities	210,427	224,577
Operating segments [member] | Commercial Banking | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	1,497	1,542	1,488
Other income, net of insurance claims	840	804	994
Total underlying income, net of insurance claims	2,337	2,346	2,482
Profit (loss) before tax	1,166	1,003	1,228
External income	1,821	1,571	1,605
Inter-segment income	516	775	877
Operating segments [member] | Insurance and wealth
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Segment external assets	151,478	151,986
Customer deposits	13,599	13,770
Segment external liabilities	157,836	157,824
Operating segments [member] | Insurance and wealth | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	60	61	72
Other income, net of insurance claims	979	907	939
Total underlying income, net of insurance claims	1,039	968	1,011
Profit (loss) before tax	480	470	429
External income	1,202	793	1,090
Inter-segment income	(163)	175	(79)
Operating segments [member] | Other
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Segment external assets	155,474	132,096
Customer deposits	4,871	2,914
Segment external liabilities	150,426	121,953
Operating segments [member] | Other | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	273	268	183
Other income, net of insurance claims	216	73	267
Total underlying income, net of insurance claims	489	341	450
Profit (loss) before tax	424	335	393
External income	9	410	374
Inter-segment income	£ 480	£ (69)	£ 76